Putnam Investments
One Post Office Square
Boston, MA 02109
April 5, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Securities Act No. 333-515 and Investment Company Act No. 811-07513) (the
“Trust”), on behalf of Putnam Global Sector Fund (the “Fund”) — Post-Effective Amendment No. 104 to
the Trust’s Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 104 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on March 31, 2010.

Comments or questions concerning this certificate may be directed to Karen R. Kay at 1-800-225-2465, ext. 11105.

Very truly yours,

PUTNAM GLOBAL SECTOR FUND

/s/ Jonathan S. Horwitz
By:
Jonathan S. Horwitz
Executive Vice President, Treasurer, Principal
Executive Officer and Compliance Liaison

cc: Brian D. McCabe, Esq.